Income Taxes - Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Current and Deferred Portions of the Income Tax Expense [Abstract]
Current	$ 1,002	$ 645
Deferred
Total	$ 1,002	$ 645